Acquisition of Entities under Common Control (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Percentage of voting interests acquired							50.00%
Proceeds from issuance of common stock, net of offering costs (in shares)			269,397
Shares issued, price per share (in dollars per share)			$ 18.56
Return of capital from equity-accounted for investments					$ 0		$ 0
Net income (loss)					41,362	$ (52,548)	(58,023)
Total revenues					$ 943,917	$ 776,493	431,178
Entities Under Common Control
Business Acquisition [Line Items]
Net income (loss)							1,304
Teekay Tanker Operations Ltd
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share)	$ 15.04	$ 15.04
Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%	50.00%
Percentage of assets, liabilities and results of business acquired	100.00%	100.00%
Net income (loss)							1,300
Total revenues							$ 8,600
Teekay Tanker Operations Ltd | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition				$ 6,700
Teekay Tanker Operations Ltd | Class B
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)		1,721,903
Purchase price consideration	$ 25,900	$ 25,900
Teekay Corporation | Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired				50.00%
Purchase price of acquisition	39,000			$ 23,700
Net assets acquired	13,300	$ 13,300
Return of capital from equity-accounted for investments	25,700
Teekay Corporation | Teekay Tanker Operations Ltd | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	13,100
Teekay Corporation | Teekay Tanker Operations Ltd | Class B | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Corporation | Teekay Tanker Operations Ltd | Class B | Entities Under Common Control
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)	1,700,000			500,000.0
Shares issued, price per share (in dollars per share)				$ 32.24
Aggregate amount of shares issued at market price				$ 17,000
Teekay Corporation | Estimate of Fair Value Measurement | Teekay Tanker Operations Ltd | Class B | Entities Under Common Control
Business Acquisition [Line Items]
Purchase price consideration				$ 15,600
Shares issued, price per share (in dollars per share)				$ 29.6
Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired				50.00%